Summary of Stock Options (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Number of Stock Options Outstanding, at Beginning of Period			5,107,672	4,101,943	4,101,943	3,139,855
Number of Stock Options, Granted			528,711		1,346,947	962,088
Number of Stock Options, Forfeited			256,475		328,718
Number of Stock options, Exercised			90,264		12,500	0
Number of Stock Options Outstanding, at End of Period	5,289,644		5,289,644		5,107,672	4,101,943
Options Unvested at December 31, 2021					1,382,715
Options Vested and exercisable at June 30, 2022	3,950,063		3,950,063		3,724,957	3,202,354
Weighted Average Fair value Price Per Share, at Beginning of Period			$ 2.3	$ 1.43	$ 1.43	$ 0.82
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.79	$ 5.4	1.76	5.21	5.36	3.44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Weighted Average Grant Date Fair Value					2.17
Weighted Average Fair Value Price Per Share, Exercised					0.39
Weighted Average Fair value Price Per Share, at Ending of Period					2.3	1.43
Weighted Average Fair Value Unvested at December 31, 2021					5.41
Weighted Average Fair Value Vested and exercisable at December 31, 2021					1.14
Weighted Average Exercise Price Per Share, at Beginning of Period			2.44	$ 1.3	1.3	0.88
Weighted Average Exercise Price Per Share, Granted			2.84		5.81	2.69
Weighted Average Exercise Price Per Share, Forfeited			4.81		2.06
Weighted Average Exercise Price Per Share, Exercised			0.85		0.54
Weighted Average Exercise Price, at End of Period	$ 2.64		2.64		2.44	$ 1.3
Weighted Average Exercise Price Unvested at December 31, 2021					5.92
Weighted Average Exercise Price Vested and exercisable at end of period			$ 1.34		$ 1.16
Weighted-Average Remaining Contractual Life (in years), Options outstanding			4 years 10 months 17 days		5 years 9 months 10 days
Weighted-Average Remaining Contractual Life (in years), Options vested and exercisable at June 30, 2022			3 years 8 months 8 days		4 years 5 months 15 days
Aggregate intrinsic value, outstanding	$ 2,146,863		$ 2,146,863		$ 28,948,535
Aggregate Intrinsic Value, Options vested and exercisable at June 30, 2022	$ 2,146,863		$ 2,146,863		$ 24,800,000